Litigation (Details) $ in Thousands			3 Months Ended
	Jan. 27, 2014 USD ($) defendant	Jul. 01, 2008 jury_trial defendant	Dec. 31, 2014 USD ($)	Dec. 31, 2016 cases
Trial by Jury, State of Rhode Island [Member]
Loss Contingencies [Line Items]
Number of jury trials | jury_trial		2
Number of additional defendants | defendant		2
Santa Clara County, California Proceeding [Member]
Loss Contingencies [Line Items]
Number of additional defendants liable for damages awarded | defendant	2
Amount payable jointly and severally for litigation | $	$ 1,150,000
Personal Injury [Member] | Pending Litigation [Member]
Loss Contingencies [Line Items]
Number of cases pending | cases				3
Titanium Dioxide Antitrust Litigation [Member]
Loss Contingencies [Line Items]
Settlement gain related to litigation settlement | $			$ 21,420